Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 2,243,121	$ 191,125
Marketable Securities	393,481	0
Deposits	700	700
Prepaid Expenses	21,804	14,226
Total Current Assets	2,659,106	206,051
Total Assets	2,659,106	206,051
Current Liabilities
Accounts Payable And Accrued Liabilities	18,705	9,556
Accounts Payable And Accrued Liabilities - Related Party	2,251	5,260
Allowance For Optioned Properties	1,580,970	0
Total Current Liabilities	1,601,926	14,816
Total Liabilities	1,601,926	14,816
Stockholders' Equity
Common Stock, 3,000,000,000 Shares Authorized, Par Value $0.001; 103,492,441 And 95,651,644 Common Shares Outstanding, Respectively	103,493	95,652
Additional Paid In Capital	6,925,724	4,322,347
Additional Paid In Capital - Options	191,513	191,513
Additional Paid In Capital - Warrants	369,115	369,115
Accumulated Deficit	(6,532,665)	(4,787,392)
Total Stockholders' Equity	1,057,180	191,235
Total Liabilities And Stockholders' Equity	$ 2,659,106	$ 206,051